Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Global Diversified Payment Fund
(the "Fund")
Supplement dated January 13, 2023
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W Shares'
Prospectus, dated February 28, 2022, as supplemented
(the "Prospectus")
The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.
1.The fifth sentence in the third paragraph in the sub-section of the Prospectus entitled "Principal Investment Strategies" in the Fund's Summary Section is hereby deleted and replaced with the following:
During calendar year 2023, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2023 based on Annual Payment Rates of 6.30% for Class A shares, 5.40% for Class C shares, 6.61% for Class I shares, 5.95% for Class R shares, 6.61% for Class R6 shares, 6.30% for Class T shares, and 6.55% for Class W shares.

Voya Global Diversified Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Global Diversified Payment Fund
(the "Fund")
Supplement dated January 13, 2023
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W Shares'
Prospectus, dated February 28, 2022, as supplemented
(the "Prospectus")
The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.
1.The fifth sentence in the third paragraph in the sub-section of the Prospectus entitled "Principal Investment Strategies" in the Fund's Summary Section is hereby deleted and replaced with the following:
During calendar year 2023, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2023 based on Annual Payment Rates of 6.30% for Class A shares, 5.40% for Class C shares, 6.61% for Class I shares, 5.95% for Class R shares, 6.61% for Class R6 shares, 6.30% for Class T shares, and 6.55% for Class W shares.